Consolidated Statements of Changes in Shareholders’ Deficit - USD ($) $ in Thousands		Share capital	Other reserve	Translation reserve	Additional paid in capital	Accumulated deficit	Non-controlling Interest	Total shareholders’ deficit	Total
Balance at Dec. 31, 2018		$ 361	$ 1,500	$ (1)	$ 39,880	$ (48,327)	$ 3,997	$ (2,590)	$ (6,587)
Changes during the year:
Share based compensation		11			1,551			1,562	1,562
Options exercise into shares	[1]
Conversion of convertible securities to shares		9			1,334			1,343	1,343
Conversion of loans from major shareholder into shares		29			5,286			5,315	5,315
Translation reserve				3				3	3
Comprehensive loss for the period:
Net comprehensive loss						(15,013)	(496)	(15,509)	(15,013)
Balance at Dec. 31, 2019		410	1,500	2	48,051	(63,340)	3,501	(9,876)	(13,377)
Changes during the year:
Issuance of ordinary shares, net		208			8,784			8,992	8,992
Share based compensation		40			2,832			2,872	2,872
Conversion of financial liability to shares		21			780			801	801
Conversion of loans from major shareholder into shares		140			6,810			6,950	6,950
Comprehensive loss for the period:
Net comprehensive loss						(12,536)	(152)	(12,688)	(12,536)
Balance at Dec. 31, 2020		819	1,500	2	67,257	(75,876)	3,349	(2,949)	(6,298)
Changes during the year:
Issuance of ordinary shares and warrants, net		270			13,147			13,417	13,417
Share based compensation		105			543			648	648
Conversion of loans into shares		28			932			960	960
Comprehensive loss for the period:
Net comprehensive loss						(14,758)	(130)	(14,888)	(14,758)
Balance at Dec. 31, 2021		$ 1,222	$ 1,500	$ 2	$ 81,879	$ (90,634)	$ 3,219	$ (2,812)	$ (6,031)

[1]	Represents an amount lower than $ 1 thousand